19. LOANS AND FINANCING (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
LoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 20,444.4	R$ 18,962.4
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other	577.2	1,019.6
Related to FINEM-BNDES [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other	462.8	771.3
Related to FNE-BNB [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other		129.6
Related to tax incentives and other [Member]
LoansAndFinancingLineItems [Line Items]
Mortgage guarantees Related to FINEM-BNDES, FNE-BNB, & tax incentives and other	R$ 114.4	R$ 118.7